Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 564,846	$ 507,016	$ 521,823
Cash flows from investing activities:
Acquisitions	(477,389)	(297,305)	(585,054)
Capital expenditures	(117,638)	(109,329)	(107,612)
Proceeds from disposition of assets and investments	6,648	6,053	11,662
Proceeds received from property insurance claims	4,222
Decrease (increase) in notes receivable	9	515	21
Cash flows used in investing activities	(584,148)	(400,066)	(680,983)
Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	495,000	483,000
Payment on revolving credit facility	(481,000)	(477,000)	(403,000)
Principal payments on long-term debt	(27,328)	(16,993)	(21,118)
Proceeds received from senior credit facility term loans	599,250	450,000	300,000
Proceeds received from note offering			400,000
Debt issuance costs	(7,616)	(4,941)	(9,467)
Redemption of senior subordinated notes	(509,790)
Distributions to non-controlling interest	(541)	(693)	(420)
Cash flows (used in) provided by financing activities	(73,563)	(28,641)	171,908
Payment on senior credit facility term loans		(247,500)	(300,000)
Effect of exchange rate changes in cash and cash equivalents	(1,112)	1,632	455
Net (decrease) increase in cash and cash equivalents	(93,977)	79,941	13,203
Cash and cash equivalents at beginning of period	115,471	35,530	22,327
Cash and cash equivalents at end of period	21,494	115,471	35,530
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	537,085	484,240	495,266
Cash flows from investing activities:
Acquisitions	(477,389)	(297,305)	(585,054)
Capital expenditures	(117,638)	(109,329)	(107,612)
Proceeds from disposition of assets and investments	6,648	6,053	11,662
Proceeds received from property insurance claims	4,222
Decrease (increase) in notes receivable	9	515	21
Cash flows used in investing activities	(584,148)	(400,066)	(680,983)
Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	495,000	483,000
Payment on revolving credit facility	(481,000)	(477,000)	(403,000)
Principal payments on long-term debt	(27,328)	(16,993)	(21,118)
Proceeds received from senior credit facility term loans	599,250	450,000	300,000
Proceeds received from receivable financing agreement	175,000
Proceeds received from note offering			400,000
Debt issuance costs	(7,616)	(4,941)	(9,467)
Redemption of senior subordinated notes	(509,790)
Distributions to non-controlling interest	(541)	(693)	(420)
Contributions from (to) parent	89,967	49,187	49,274
Dividends (to) from parent	(446,744)	(252,925)	(299,804)
Cash flows (used in) provided by financing activities	(45,802)	(5,865)	198,465
Payment on senior credit facility term loans		(247,500)	(300,000)
Effect of exchange rate changes in cash and cash equivalents	(1,112)	1,632	455
Net (decrease) increase in cash and cash equivalents	(93,977)	79,941	13,203
Cash and cash equivalents at beginning of period	114,971	35,030	21,827
Cash and cash equivalents at end of period	20,994	114,971	35,030
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	430,896	383,370	394,215
Cash flows from investing activities:
Acquisitions		3,750
Investment in subsidiaries	(498,226)	(301,055)	(585,054)
Decrease in intercompany notes receivable	30,034	(7,624)	(260)
Decrease (increase) in notes receivable	9	515	21
Cash flows used in investing activities	(468,183)	(304,414)	(585,293)
Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	495,000	483,000
Payment on revolving credit facility	(481,000)	(477,000)	(403,000)
Principal payments on long-term debt	(27,297)	(16,993)	(21,118)
Proceeds received from senior credit facility term loans	599,250	450,000	300,000
Proceeds received from note offering			400,000
Debt issuance costs	(7,616)	(4,941)	(9,467)
Redemption of senior subordinated notes	(509,790)
Intercompany loan proceeds (payments)	175,000
Contributions from (to) parent	89,967	49,187	49,274
Dividends (to) from parent	(446,744)	(252,925)	(299,804)
Cash flows (used in) provided by financing activities	(45,230)	(5,172)	198,885
Payment on senior credit facility term loans		(247,500)	(300,000)
Net (decrease) increase in cash and cash equivalents	(82,517)	73,784	7,807
Cash and cash equivalents at beginning of period	86,546	12,762	4,955
Cash and cash equivalents at end of period	4,029	86,546	12,762
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	689,718	602,504	597,948
Cash flows from investing activities:
Acquisitions	(477,389)	(298,901)	(585,054)
Capital expenditures	(113,259)	(104,325)	(104,440)
Proceeds from disposition of assets and investments	3,839	6,053	11,662
Cash flows used in investing activities	(586,809)	(397,173)	(677,832)
Cash flows from financing activities:
Principal payments on long-term debt	(31)
Intercompany loan proceeds (payments)	(24,688)
Contributions from (to) parent	498,226	298,901	585,054
Dividends (to) from parent	(566,386)	(503,808)	(504,423)
Cash flows (used in) provided by financing activities	(92,879)	(204,907)	80,631
Net (decrease) increase in cash and cash equivalents	10,030	424	747
Cash and cash equivalents at beginning of period	1,625	1,201	454
Cash and cash equivalents at end of period	11,655	1,625	1,201
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(17,143)	2,174	7,526
Cash flows from investing activities:
Acquisitions		(2,154)
Capital expenditures	(4,379)	(5,004)	(3,172)
Proceeds from disposition of assets and investments	2,809
Proceeds received from property insurance claims	4,222
Cash flows used in investing activities	2,652	(7,158)	(3,172)
Cash flows from financing activities:
Proceeds received from receivable financing agreement	175,000
Intercompany loan proceeds (payments)	(180,346)	7,624	260
Distributions to non-controlling interest	(541)	(693)	(420)
Contributions from (to) parent		2,154
Cash flows (used in) provided by financing activities	(5,887)	9,085	(160)
Effect of exchange rate changes in cash and cash equivalents	(1,112)	1,632	455
Net (decrease) increase in cash and cash equivalents	(21,490)	5,733	4,649
Cash and cash equivalents at beginning of period	26,800	21,067	16,418
Cash and cash equivalents at end of period	5,310	26,800	21,067
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(566,386)	(503,808)	(504,423)
Cash flows from investing activities:
Investment in subsidiaries	498,226	301,055	585,054
Decrease in intercompany notes receivable	(30,034)	7,624	260
Cash flows used in investing activities	468,192	308,679	585,314
Cash flows from financing activities:
Intercompany loan proceeds (payments)	30,034	(7,624)	(260)
Contributions from (to) parent	(498,226)	(301,055)	(585,054)
Dividends (to) from parent	566,386	503,808	504,423
Cash flows (used in) provided by financing activities	$ 98,194	$ 195,129	$ (80,891)